Stock-Based Compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted Stock Units (RSUs) [member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	$ 12.08	$ 12.33	$ 7.47
Granted	7.89	11.49	12.48
Cancelled	10.32	12.64
Vested	10.95	12.23	10.88
Ending balance	$ 9.33	$ 12.08	$ 12.33
Beginning balance	1,149,744	1,319,971	90,626
Granted	1,409,680	340,565	1,394,159
Vested	(419,367)	(362,577)	(164,814)
Cancelled	(460,851)	(148,215)
Ending balance	1,679,206	1,149,744	1,319,971